Restructuring Costs	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Restructuring Costs
(9)	Restructuring Costs
For the year ended December 31, 2019, the Company entered into a restructuring plan to consolidate some of its facilities, dispose of certain property and equipment and terminate certain employees. As part of the restructuring plan, the Company entered into a Lease Termination Agreement to early terminate an existing facility lease. As part of the Lease Termination Agreement, the Company ceased use of the facility and vacated the premises in November 2019. Future payments under the Lease Termination Agreement are detailed in “Note 14 – Commitments and Contingencies.”
The Company did not incur any restructuring costs for the years ended December 31, 2021 and 2020.
The following table summarizes the activity related to the restructuring costs liability account for the years ended December 31, 2021 and 2020 (in thousands):

	For the Years Ended December 31,
	2021	2020

Balance at January 1	$635	$1,047
Cash payments	(293)	(412)

Balance at December 31	$342	$635